CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, shares authorized	50,000,000	50,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares issued	14,874,480	9,520,000
Common stock, shares outstanding	14,874,480	9,520,000